Financial Instruments - Fair Values and Risk Management - Summary of Sensitivity to Reasonably Possible Change in Interest Rates on that Portion of Loans and Borrowings Affected (Detail) - EUR (€)
€ in Thousands
	1 Months Ended	12 Months Ended
	Jan. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Increase/decrease in basis points	Euribor 3M
Increase in basis points [member] | Market risk [member]
Disclosure of credit risk exposure [line items]
Effect on profit before tax		€ 2,150	€ 1,707	€ 4,287
Decrease in basis points [member] | Market risk [member]
Disclosure of credit risk exposure [line items]
Effect on profit before tax		€ (2,403)	€ (1,848)	€ (4,798)
Floating-rate borrowings [member] | Increase in basis points [member] | Market risk [member]
Disclosure of credit risk exposure [line items]
Increase/decrease in basis points		+45	+45	+45
Effect on profit before tax		€ (40)	€ (40)	€ (52)
Floating-rate borrowings [member] | Decrease in basis points [member] | Market risk [member]
Disclosure of credit risk exposure [line items]
Increase/decrease in basis points		-45	-45	-45
Effect on profit before tax		€ 40	€ 40	€ 52